As filed with the Securities and Exchange Commission on May 20, 2011

Securities Act File No. 002-74452

Investment Company Act File No. 811-03290

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☒
and/or
REGISTRATION STATEMENT	☒
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 56	☒

(Check appropriate box or boxes)

BlackRock Variable Series Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

55 East 52nd Street,

New York, New York 10055

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BlackRock Variable Series Funds, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:	Ira P. Shapiro, Esq.
Margery K. Neale, Esq.	BlackRock Advisors, LLC
Willkie Farr & Gallagher LLP	55 East 52nd Street,
787 Seventh Avenue	New York, New York 10055
New York, New York 10019-6099

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 20th day of May, 2011.

BLACKROCK VARIABLE SERIES FUNDS, INC.
(registrant)

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	May 20, 2011
(John M. Perlowski)
/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 20, 2011
(Neal J. Andrews)

James H. Bodurtha*	Director
(James H. Bodurtha)

Bruce R. Bond*	Director
(Bruce R. Bond)

Donald W. Burton*	Director
(Donald W. Burton)

Stuart E. Eizenstat*	Director
(Stuart E. Eizenstat)

Kenneth A. Froot*	Director
(Kenneth A. Froot)

Robert M. Hernandez*	Director

(Robert M. Hernandez)

John F. O’Brien*	Director
(John F. O’Brien)

Roberta Cooper Ramo*	Director
(Roberta Cooper Ramo)

David H. Walsh*	Director
(David H. Walsh)

Fred G. Weiss*	Director
(Fred G. Weiss)

Richard S. Davis*	Director
(Richard S. Davis)

Laurence D. Fink*	Director
(Laurence D. Fink)

Henry Gabbay*	Director
(Henry Gabbay)

*By: /s/ Ben Archibald
(Ben Archibald, Attorney-In-Fact)		May 20, 2011

BlackRock Cayman Global Allocation V.I. Fund I, Ltd. has duly caused this Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman Global Allocation V.I. Fund I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20th day of May, 2011.

BLACKROCK CAYMAN GLOBAL ALLOCATION V.I. FUND I, LTD.

By:	/s/ Richard S. Davis
Richard S. Davis Director

This Registration Statement of BlackRock Variable Series Funds, Inc., with respect only to information that specifically relates to BlackRock Cayman Global Allocation V.I. Fund I, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard S. Davis	Director, BlackRock Cayman Global Allocation V.I. Fund I, Ltd.	May 20, 2011
Richard S. Davis

/s/ Henry Gabbay	Director, BlackRock Cayman Global Allocation V.I. Fund I, Ltd.	May 20, 2011
Henry Gabbay

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase